Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	€ 35,104	€ 23,592	€ 25,364
Loans and advances to customers	644,893	625,122
Financial assets	967,655	951,934
Deposits from banks	56,632	85,092	€ 78,098
Customer deposits	640,799	617,400
Debt instruments issued	95,918	91,784
Subordinated loans	15,786	16,715
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	56,174	86,035
Customer deposits	640,306	617,641
Debt instruments issued	96,790	93,085
Subordinated loans	15,548	17,203
Financial liabilities	808,818	813,964
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks
Customer deposits
Debt instruments issued	43,352	37,345
Subordinated loans	7,843	12,826
Financial liabilities	51,194	50,171
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	48,524	75,847
Customer deposits	35,123	20,089
Debt instruments issued	35,642	40,704
Subordinated loans	7,705	4,377
Financial liabilities	126,995	141,017
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,954	5,890
Customer deposits	15,331	11,624
Debt instruments issued	17,796	15,036
Subordinated loans
Financial liabilities	37,082	32,549
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	56,632	85,092
Customer deposits	640,799	617,400
Debt instruments issued	95,918	91,784
Subordinated loans	15,786	16,715
Financial liabilities	809,135	810,990
Financial liabilities | Carrying amount approximates fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,696	4,298
Customer deposits	589,851	585,929
Debt instruments issued
Subordinated loans
Financial liabilities	593,547	590,227
Financial Assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	35,104	23,635
Loans and advances to customers	610,164	635,657
Securities at amortised cost	44,353	48,323
Financial assets	689,621	707,614
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks		1
Loans and advances to customers
Securities at amortised cost	39,787	40,314
Financial assets	39,788	40,316
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	29,459	17,033
Loans and advances to customers	15,264	18,465
Securities at amortised cost	3,160	7,327
Financial assets	47,883	42,825
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	2,786	4,926
Loans and advances to customers	575,805	600,253
Securities at amortised cost	1,406	681
Financial assets	579,996	605,860
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	35,104	23,592
Loans and advances to customers	644,893	625,122
Securities at amortised cost	48,160	48,319
Financial assets	728,157	697,032
Financial Assets | Carrying amount approximates fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	2,859	1,675
Loans and advances to customers	19,095	16,939
Securities at amortised cost
Financial assets	€ 21,954	€ 18,614